Loans and advances to customers (Tables) - Loans and advances - Customers	12 Months Ended
Dec. 31, 2021
Financial assets
Schedule of financial assets

	12/31/2020	12/31/2021

Financial assets at fair value through profit or loss	10,844	10,000
Financial assets at fair value through other comprehensive income	—	4,056
Financial assets at amortized cost	687,432	736,997
	698,276	751,053
Of which:
Before allowance for impairment losses	723,827	772,088
Allowance for impairment losses	(25,551)	(21,035)
	698,276	751,053

Schedule of detail by classification of loans and advances to customers

	12/31/2020	12/31/2021

By loan type:
Commercial, financial and industrial loans	339,545	344,684
Public sector loans	73,016	85,189
Mortgage loans	167,818	189,854
Reverse repurchase agreements	10,844	10,000
Installment loans to individuals -
Revolving consumer credit card loans	51,266	52,089
Non-revolving consumer loans	59,429	67,619
Impaired loans	21,909	22,653
	723,827	772,088
By borrower sector:
Public sector	73,016	85,256
Individuals	290,580	326,117
Communications and transportation	33,250	35,756
Construction	38,160	37,232
Manufacturing	53,187	52,176
Services	109,180	123,078
Tourism	26,275	18,278
Other sectors	100,179	94,195
	723,827	772,088
By geographical area:
Mexico	723,827	772,088
	723,827	772,088
By interest rate:
Fixed rate	307,990	359,178
Floating rate	415,837	412,910
	723,827	772,088

Schedule of gross carrying amount of the financial assets

The following is a breakdown of the gross carrying amount of Loans and advances to customers – Financial assets at amortized cost as of December 31, 2020:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at amortized cost	620,543	70,531	691,074	21,909	712,983
Of which:
Commercial, financial and industrial loans	291,980	47,565	339,545	6,530	346,075
Public sector loans	73,016	—	73,016	—	73,016
Mortgage loans	157,054	10,764	167,818	9,847	177,665
Installment loans to individuals -	98,493	12,202	110,695	5,532	116,227
Revolving consumer credit card loans	44,309	6,957	51,266	2,543	53,809
Non-revolving consumer loans	54,184	5,245	59,429	2,989	62,418

(*) As of December 31, 2020, there were no POCI financial assets.

The following is a breakdown of the gross carrying amount Loans and advances to customers – Financial assets at amortized cost and Loans and advances to customers – Financial assets at fair value through other comprehensive income as of December 31, 2021:

	Fair value/Gross carrying amount
	Stage 1	Stage 2	Subtotal	Stage 3 (*)	Total

Financial assets at fair value through other comprehensive income	4,063	—	4,063	—	4,063
Of which:
Commercial, financial and industrial loans	4,063		4,063	—	4,063

Financial assets at amortized cost	698,089	37,283	735,372	22,653	758,025
Of which:
Commercial, financial and industrial loans	322,835	17,786	340,621	9,870	350,491
Public sector loans	83,788	1,401	85,189	67	85,256
Mortgage loans	178,822	11,032	189,854	9,725	199,579
Installment loans to individuals -	112,644	7,064	119,708	2,991	122,699
Revolving consumer credit card loans	48,556	3,533	52,089	1,328	53,417
Non-revolving consumer loans	64,088	3,531	67,619	1,663	69,282

(*) As of December 31, 2021, there were no POCI financial assets.

Schedule of financial assets at amortized cost between stages

	Gross carrying amount
	Stage 1	Stage 2	Stage 3	Total

As of January 1, 2021	620,543	70,531	21,909	712,983
Transfers:
Transfer from Stage 1 to Stage 2	(13,356)	13,356	—	—
Transfer from Stage 1 to Stage 3	(6,050)	—	6,050	—
Transfer from Stage 2 to Stage 3	—	(7,787)	7,787	—
Transfer from Stage 2 to Stage 1	20,699	(20,699)	—	—
Transfer from Stage 3 to Stage 2	—	2,013	(2,013)	—
Transfer from Stage 3 to Stage 1	1,102	—	(1,102)	—

Remaining in same Stage (*)	(44,490)	(4,783)	19,608	(29,665)
Financial assets derecognized during the period other than write-offs	(274,147)	(17,278)	(3,311)	(294,736)
Originated financial assets	412,352	—	—	412,352
Write-offs	—	—	(26,477)	(26,477)
Other movements	(18,564)	1,930	202	(16,432)
As of December 31, 2021	698,089	37,283	22,653	758,025

(*) Includes mainly payments of principal and accrued interest.

Schedule of changes in the allowance for impairment losses

	2019	2020	2021

Beginning balance as of January 1	(21,516)	(21,970)	(25,551)

Impairment losses on financial assets at amortized cost (*)	(21,673)	(25,184)	(21,949)
Impairment losses on financial assets at fair value through other comprehensive income	(5)	—	(7)
Write-offs	21,154	21,590	26,477
Others	70	13	(5)
Balance at year-end	(21,970)	(25,551)	(21,035)

Of which:
By geographical location of risk:
Mexico	(21,970)	(25,551)	(21,035)

(*)

The amount of Impairment losses on financial assets at amortized cost presented in the consolidated income statement is net of recoveries of loans previously written-off and recovery expenses in the amount of 2,083 million pesos in 2019, 3,453 million pesos in 2020 and 2,720 million pesos in 2021.

Schedule of breakdown of the allowance for impairment losses included the post-model adjustments or overlay

	Allowance for impairment losses
	IFRS 9 Model	Macroeconomic overlay	Impairment overlay	Total	Total Overlay to IFRS 9 Model

Financial assets at amortized cost	(24,093)	(613)	(845)	(25,551)	6%
Of which:
Commercial, financial and industrial loans	(7,757)	(558)	(572)	(8,887)	15%
Public sector loans	(14)	(1)	—	(15)	7%
Mortgage loans	(4,108)	30	—	(4,078)	(1)%
Installment loans to individuals -	(12,214)	(84)	(273)	(12,571)	3%
Revolving consumer credit card loans	(6,010)	(67)	(273)	(6,350)	6%
Non-revolving consumer loans	(6,204)	(17)	—	(6,221)	0%

Schedule of allowance for impairment losses and write-offs

The following is a breakdown of the allowance for impairment losses and the write-offs as of December 31, 2021:

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total	Write-offs

Financial assets at fair value through other comprehensive income
Of which:
Commercial, financial and industrial loans	(7)	—	—	(7)	—

Financial assets at amortized cost	(5,764)	(5,149)	(10,115)	(21,028)	(26,477)
Of which:
Commercial, financial and industrial loans	(1,715)	(1,509)	(4,899)	(8,123)	(9,259)
Public sector loans	(66)	—	(58)	(124)	—
Mortgage loans	(640)	(991)	(2,873)	(4,504)	(1,572)
Installment loans to individuals -	(3,343)	(2,649)	(2,285)	(8,277)	(15,646)
Revolving consumer credit card loans	(1,498)	(1,338)	(1,016)	(3,852)	(8,396)
Non-revolving consumer loans	(1,845)	(1,311)	(1,269)	(4,425)	(7,250)

Schedule of transfers of allowance for impairment losses of financial assets

	Allowance for impairment losses
	Stage 1	Stage 2	Stage 3	Total

Beginning balance as of January 1	6,215	8,902	10,434	25,551

As of January 1, 2021
Transfers:
Transfer from Stage 1 to Stage 2	(346)	2,211	—	1,865
Transfer from Stage 1 to Stage 3	(183)	—	2,977	2,794
Transfer from Stage 2 to Stage 3	—	(712)	2,636	1,924
Transfer from Stage 2 to Stage 1	387	(1,976)	—	(1,589)
Transfer from Stage 3 to Stage 2	—	332	(443)	(111)
Transfer from Stage 3 to Stage 1	34	—	(113)	(79)

Financial assets derecognized during the period other than write-offs	(906)	1,087	2,930	3,111
Contracts remaining at the same stage	(1,986)	(4,767)	17,921	11,168
Write-offs	—	—	(26,477)	(26,477)
Originated financial assets	2,741	—	—	2,741
Foreign exchange and other movements	(185)	72	250	137

As of December 31, 2021	5,771	5,149	10,115	21,035

Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

The following is a breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses corresponding to Loans and advances to customers – Financial assets at amortized cost as of December 31, 2020:

	Overlays
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)

Impairment overlay	—	(819)	(26)	(845)

Total	(397)	(1,021)	(40)	(1,458)

Schedule of changes in financial assets considered to be impaired

	2019	2020	2021

Beginning balance	18,429	17,952	21,909
Additions	31,418	37,216	32,526
Transfers to performing loans	(10,741)	(11,669)	(5,305)
Written-off loans	(21,154)	(21,590)	(26,477)
Balance at year-end	17,952	21,909	22,653

Schedule of financial assets between no past due and past due

The breakdown between no past due and past due as of December 31, 2020 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	2,324	3,310	326	196	374	6,530
Mortgage loans	1,982	2,097	741	1,084	3,943	9,847
Installment loans to individuals
Of which:
Revolving consumer credit card loans	868	1,675	—	—	—	2,543
Non-revolving consumer loans	474	2,515	—	—	—	2,989
	5,648	9,597	1,067	1,280	4,317	21,909

The breakdown between no past due and past due as of December 31, 2021 of the balance of Loans and advances to customers – Financial assets at amortized cost that are considered to be credit-impaired, is as follows:

		With Balances Past Due by
	With no Past
	Due Balances
	or Less than 3
	Months Past				More than 12
	Due	3 to 6 Months	6 to 9 Months	9 to 12 Months	Months	Total

By type of loan:
Commercial, financial and industrial loans	6,689	1,434	676	808	330	9,937
Mortgage loans	2,194	1,764	965	751	4,051	9,725
Installment loans to individuals
Of which:
Revolving consumer credit card loans	451	877	—	—	—	1,328
Non-revolving consumer loans	414	1,243	5	1	—	1,663
	9,748	5,318	1,646	1,560	4,381	22,653

Schedule of renegotiated loans

	For the Year Ended 12/31/2019				For the Year Ended 12/31/2020				For the Year Ended 12/31/2021
	Performing loans				Performing loans				Performing loans
	Due to				Due to				Due to
	Concerns				Concerns				Concerns
	About				About				About
	Current or				Current or				Current or
	Potential	Due to			Potential	Due to			Potential	Due to
	Credit	Other	Impaired		Credit	Other	Impaired		Credit	Other	Impaired
	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total	Deterioration	Factors	Loans	Total

Commercial, financial and industrial loans	1,215	—	2,318	3,533	2,158	—	912	3,070	5,918	—	4,299	10,217
Mortgage loans	369	—	293	662	356	—	329	685	217	—	356	573
Installment loans to individuals	850	—	306	1,156	1,627	—	272	1,899	380	—	1,183	1,563
	2,434	—	2,917	5,351	4,141	—	1,513	5,654	6,515	—	5,838	12,353
Percentage	45%	—	55%	100%	73%	—	27%	100%	53%	—	47%	100%

Schedule of gains/(losses) on modification of financial assets (net) recognized in the consolidated income statement

2020

Commercial, financial and industrial loans	(605)
Mortgage loans	(224)
Installment loans to individuals -
Non-revolving consumer loans	(914)
(1,743)

Schedule of maximum exposure to credit risk by class of financial assets

		12/31/2020
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	572,799	473,908	98,891	23,052	65,040	—	—	—
Financial assets at fair value through other comprehensive income	355,321	355,321	—	—	—	—	—	—
Financial assets at amortized cost:	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	712,983	208,053	504,930	—	—	83,544	176,841	7,073
Commercial, financial and industrial loans	346,075	72,756	273,319	—	—	45,694	29,342	7,073
Public sector loans	73,016	21,510	51,506	—	—	34,677	—	—
Mortgage loans	177,665	5,007	172,658	—	—	3,140	140,096	—
Installment loans to individuals:		—	—
Revolving consumer credit card loans	53,809	53,809	—	—	—	—	—	—
Non-revolving consumer loans	62,418	54,971	7,447	—	—	33	7,403	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	—	—	—	—	—	—	—	—
Available lines of credit cards and non-revolving consumer loans	83,645	83,645	—	—	—	—	—	—
	1,724,748	1,120,927	603,821	23,052	65,040	83,544	176,841	7,073
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

		12/31/2021
		Maximum Exposure
	Maximum	to Credit Risk (1)		Collaterals		Other Credit Enhancements
	Exposure to			Cash Collateral	Collateralized by
	Credit Risk	Unsecured	Secured	Received	Securities	Collection Rights (3)	Real Estate (2)	Guarantees

Financial assets at fair value through profit or loss	290,365	195,268	95,097	26,919	68,178	—	—	—
Financial assets at fair value through other comprehensive income	390,974	390,974	—	—	—	—	—	—
Financial assets at amortized cost:	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Of which:
Loans and advances to credit institutions	—	—	—	—	—	—	—	—
Loans and advances to customers	758,025	222,505	535,520	—	—	90,584	200,815	15,039
Commercial, financial and industrial loans	350,491	88,047	262,444	—	—	53,290	21,136	15,039
Public sector loans	85,256	27,762	57,494	—	—	34,763	—	—
Mortgage loans	199,579	2,290	197,289	—	—	2,501	161,422	—
Installment loans to individuals:
Revolving consumer credit card loans	53,417	53,417	—	—	—	—	—	—
Non-revolving consumer loans	69,282	50,989	18,293	—	—	30	18,257	—
Debt instruments	—	—	—	—	—	—	—	—
Guarantees and loan commitments	91,329	91,329	—	—	—	—	—	—
	1,530,693	900,076	630,617	26,919	68,178	90,584	200,815	15,039
(1)	Correspond to loans and advances to customers and available lines of credit cards and non-revolving consumer loans in the first column (Maximum Exposure to Credit Risk) that are secured by collaterals and other credit enhancements disclosed in the table. As such, unsecured amounts are the amounts that are not covered by any collateral or other credit enhancement. The secured amounts may differ from the total collaterals and other credit enhancements as certain loans and advances to customers are secured by multiple credit enhancements.
(2)	Appraisals to support estimated fair value of the real estate collaterals are obtained at loan origination.
(3)	Public sector loan rights are guaranteed by Mexican government entities.

Schedule of internal rating scale and mapping with external ratings

Equivalence with
Standard &
Internal Rating	Poor’s	Moody’s

9.3	Aaa	AAA
9.2	Aa1	AA+
9.0	Aa2	AA
8.6	Aa3	AA-
8.1	A1	A+
7.7	A2	A
7.3	A3	A-
6.7	Baa1	BBB+
6.1	Baa2	BBB
5.6	Baa3	BBB-
5.0	Ba1	BB+
4.4	Ba2	BB
3.9	Ba3	BB-
3.3	B1	B+
2.7	B2	B
2.2	B3	B-
1.6	Caa1	CCC
1.0	Ca	CC

Schedule of rating categories for commercial loans, mortgage loans, installment loans

Rating	Equivalence

A-1	Minimum Risk (Solid)
A-2	Low Risk (Outstanding)
B-1	Normal Risk (Good)
B-2	Normal Risk
B-3	Satisfactory
C-1	Normal Risk (Adequate)
C-2	Medium Risk (Weak)
D	High Risk (Poor)
E	Probable Loss

External credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2020
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	44,392	4,779	2,771	2,327	4,455	1,566	588	3,762	1,092	—	65,732
Mortgage loans	138,867	6,170	3,626	6,523	2,218	5,295	4,303	4,355	1,443	190	172,990
Revolving consumer credit card loans	9,804	16,790	7,746	3,826	2,625	3,586	3,891	4,612	927	—	53,807
Non-revolving consumer loans	14,225	5,548	17,865	8,667	4,427	2,675	2,524	1,050	4,573	—	61,554
	207,288	33,287	32,008	21,343	13,725	13,122	11,306	13,779	8,035	190	354,083

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	29,062	10,754	2,698	1,251	905	938	701	248	89	—	46,646
Guarantees	1	—	—	—	—	—	—	—	—	—	1
Loan commitments	103	—	—	—	—	—	—	—	8	—	111
	29,166	10,754	2,698	1,251	905	938	701	248	97	—	46,758
	236,454	44,041	34,706	22,594	14,630	14,060	12,007	14,027	8,132	190	400,841

	12/31/2021
Rating Category	A-1	A-2	B-1	B-2	B-3	C-1	C-2	D	E	Not Rated	Total

Commercial loans (SME)	42,503	4,625	1,280	1,216	2,216	1,140	626	1,784	494	—	55,884
Mortgage loans	142,698	7,628	6,759	14,994	2,071	5,031	5,815	5,297	3,548	—	193,841
Revolving consumer credit card loans	15,144	19,831	6,711	1,939	1,419	2,653	2,260	2,388	1,061	—	53,406
Non-revolving consumer loans	25,365	5,316	18,785	7,352	3,599	2,262	2,135	889	2,701	—	68,404
	225,710	37,400	33,535	25,501	9,305	11,086	10,836	10,358	7,804	—	371,535

Financial instruments not recognized in the consolidated balance sheet:
Available lines of credit cards and non-revolving consumer loans	45,805	9,709	1,938	832	592	656	505	257	134	—	60,428
Guarantees	66	—	—	—	—	—	—	—	—	—	66
Loan commitments	—	—	—	—	—	—	—	—	—	—	—
	45,871	9,709	1,938	832	592	656	505	257	134	—	60,494
	271,581	47,109	35,473	26,333	9,897	11,742	11,341	10,615	7,938	—	432,029

Internal credit grades
Financial assets
Schedule of credit risk exposure

	12/31/2020
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	1,751	11,269	41,729	26,484	68,363	84,532	21,204	12,389	4,156	3,334	4,257	998	704	555	7,806	289,531
Public sector loans	—	—	—	—	—	—	8,966	—	5,005	8,893	27,846	8,736	—	—	—	—	—	—	—	—	59,446
	—	—	—	—	—	1,751	20,235	41,729	31,489	77,256	112,379	29,940	12,389	4,156	3,334	4,257	998	704	555	7,806	348,977

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	520	—	157	8,474	16,638	3,945	2,251	10,032	11,108	3,916	2,868	101	—	—	39	—	—	75	6	2,399	62,529
Loan commitments	—	—	—	40	274	124	21	412	3,516	9,606	5,006	980	127	—	887	—	—	—	—	9	21,002
	520	—	157	8,514	16,912	4,069	2,272	10,444	14,624	13,522	7,874	1,081	127	—	926	—	—	75	6	2,408	83,531
	520	—	157	8,514	16,912	5,820	22,507	52,173	46,113	90,778	120,253	31,021	12,516	4,156	4,260	4,257	998	779	561	10,214	432,508

	12/31/2021
																				Not
Rating Category	9.3	9.2	9.0	8.5	8.0	7.5	7.0	6.5	6.0	5.5	5.0	4.5	4.0	3.5	3.0	2.5	2.0	1.5	1.0	Rated	Total

Commercial loans (except SME)	—	—	—	—	—	1,623	11,593	31,990	39,440	72,625	79,781	25,216	8,934	5,643	2,361	386	1,041	118	101	14,391	295,243
Public sector loans	—	—	—	—	—	—	9,069	20,912	4,877	7,600	37,876	4,862	—	—	67	—	—	—	—	—	85,263
	—	—	—	—	—	1,623	20,662	52,902	44,317	80,225	117,657	30,078	8,934	5,643	2,428	386	1,041	118	101	14,391	380,506

Financial instruments not recognized in the consolidated balance sheet:
Guarantees	518	—	—	2,940	14,668	3,521	8,066	13,690	7,372	2,621	1,744	72	878	4	—	—	—	—	—	829	56,923
Loan commitments	—	—	—	1	863	186	29	297	3,795	10,579	6,352	826	3	1,021	62	—	23	—	—	494	24,531
	518	—	—	2,941	15,531	3,707	8,095	13,987	11,167	13,200	8,096	898	881	1,025	62	—	23	—	—	1,323	81,454
	518	—	—	2,941	15,531	5,330	28,757	66,889	55,484	93,425	125,753	30,976	9,815	6,668	2,490	386	1,064	118	101	15,714	461,960

Macroeconomic overlay
Financial assets
Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

The breakdown by stages of the macroeconomic overlay recognized within the allowance for loan losses as of December 31, 2020 is as follows:

	Macroeconomic overlay
	Stage 1	Stage 2	Stage 3	Total

Macroeconomic overlay	(397)	(202)	(14)	(613)
Of which:
Commercial, financial and industrial loans	(374)	(176)	(8)	(558)
Public sector loans	(1)	—	—	(1)
Mortgage loans	4	6	20	30
Installment loans to individuals -	(26)	(32)	(26)	(84)
Revolving consumer credit card loans	(21)	(27)	(19)	(67)
Non-revolving consumer loans	(5)	(5)	(7)	(17)

Impairment overlay
Financial assets
Schedule of breakdown by stages of the post-model adjustments or overlays recognized within the allowance for loan losses

The breakdown by stages of the impairment overlay recognized within the allowance for loan losses as of December 31, 2020 is as follows:

	Impairment overlay
	Stage 1	Stage 2	Stage 3	Total

Impairment overlay	—	(819)	(26)	(845)
Of which:
Commercial, financial and industrial loans	—	(562)	(10)	(572)
Installment loans to individuals -	—	(257)	(16)	(273)
Revolving consumer credit card loans	—	(257)	(16)	(273)